Note 12 - Income Tax and Social Contribution - Income Taxes Reported (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019		Dec. 31, 2018
Statement Line Items [Line Items]
Income tax expenses - current	R$ (1,048.9)	R$ (1,118.1)		R$ (1,833.5)
Deferred tax expense on temporary differences	(1,576.0)	277.1		(230.4)
Deferred tax over taxes losses carried forward movements in the current period	862.4	86.3		290.0
Total deferred tax (expense)/income	(713.6)	363.4		59.6
Total income tax expenses	R$ (1,762.5)	R$ (754.7)	[1],[2]	R$ (1,773.9)

[1]	2019 restated to reflect the change in accounting policy, as Note 3.
[2]	2019 restated to reflect the change in accounting policy, as Note 3.